Capital stock	12 Months Ended
Aug. 31, 2024
Capital stock.
Capital stock

19. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting

Pre-Funded Warrants, exercisable at the option of the holder into Voting Common Shares of the Company at an exercise price of CAD$0.001 on a one-for-one basis with no expiry date

Issued

	2024	2023
	$	$
163,403 Voting Common Shares [2023 – 82,795]	55,382,754	50,395,717
475 Pre-Funded Warrants [2023 – nil]	38,725	—
	55,421,479	50,395,717

Subscription and issuance of Voting Common Shares

During the year ended August 31, 2023, the Company issued a total of 2,229 Voting Common Shares to third parties in exchange for marketing services and board fees provided to the Company valued at $1,670,415. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the year ended August 31, 2023, the Company issued 426 Voting Common Shares upon the exercises of two former employees and a consultant’s stock options.

During the year ended August 31, 2023, the Company issued 17,775 Voting Common Shares and warrants to purchase Voting Common Shares, respectively as part of the financing rounds for a total cash consideration price of $12,012,591, net of transaction costs of $1,225,676. The warrants issued are to purchase 17,775 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at U.S. $568.35 [note 17].

During the year ended August 31, 2024, the Company issued a total of 7,545 Voting Common Shares to third parties in exchange for marketing, management consulting services, and board fees provided to the Company valued at $1,262,934. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the year ended August 31, 2024, the Company issued 2,763 Voting Common Shares and warrants to purchase Voting Common Shares, as part of the financing rounds for a total cash consideration price of $1,781,194, net of transaction costs of $246,298. The warrants issued are to purchase 2,763 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at U.S. $546.75 [note 17].

During the year ended August 31, 2024, the Company issued a total of 11,642 Voting Common Shares upon the conversion of 650 Series A Convertible Preferred Shares [note 17].

On August 16, 2024, 21,169 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 41,858 Voting Common Shares and 475 Pre-Funded Warrants [Note 17].

On August 22, 2024, On August 22, 2024, the Company implemented a reverse stock split, consolidating every 15 Voting Common shares into 1 Voting Common Share.  As a result of the round up feature for fractional shares, the Company issued an additional 16,800 Voting Common Shares.